CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
Net income	$ 1,895,028	$ 3,805,872
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Deferred income taxes	726,284	176,474
Amortization (accretion) of:
Deferred loan origination costs, net	(10,581)	92,228
Premiums and discounts on securities	(145,787)	(843,918)
Core deposit intangible	304,000	360,001
Mortgage servicing rights (including provision)	178,127	273,499
Amortization of fair value adjustments	(76,756)	(100,465)
Provision for loan losses	5,292,000	2,573,000
Depreciation	566,608	592,552
ESOP expense	66,998	52,766
Gain on sale of securities available for sale	(454,920)	(663,814)
Gain on sale of loans	(572,395)	(554,575)
Gain on sale of property and equipment	(77,595)	(35,089)
Loss on sale of foreclosed assets	57,475	6,215
Write-down on foreclosed assets	449,274	9,500
Earnings on bank-owned life insurance	(67,935)
Proceeds from sales of loans held for sale	28,067,760	22,605,506
Originations of loans held for sale	(29,157,115)	(20,263,031)
Change in assets and liabilities:
Mortgage servicing rights	(228,211)	(194,048)
Accrued interest receivable and other assets	(205,500)	(122,395)
Accrued interest payable	(143,859)	(649,865)
Other liabilities	(617,698)	846,867
Net cash provided by operating activities	5,845,202	7,967,280
Cash Flows from Investing Activities
Purchase of interest-earning time deposits	(19,847)	(1,718,651)
Available for sale securities:
Purchases	(76,612,719)	(141,739,231)
Proceeds from calls, maturities, and paydowns	62,988,659	137,621,361
Proceeds from sales	8,271,072	11,852,666
(Increase) decrease in loans	(9,898,804)	15,925,994
Purchase of property and equipment	(176,335)	(120,329)
Proceeds from sale of property and equipment	145,418	81,222
Proceeds from sale of foreclosed assets	2,106,166	1,234,149
Purchase of bank-owned life insurance	(5,000,000)
Net cash (used in) provided by investing activities	(18,196,390)	23,137,181
Cash Flows from Financing Activities
Net (decrease) increase in deposit accounts	(32,698,926)	4,972,741
Net increase in securities sold under agreements to repurchase	15,417,223	2,520,907
Proceeds from Federal Home Loan Bank advances	10,000,000	5,000,000
Repayments of Federal Home Loan Bank advances	(5,000,000)	(23,000,000)
Repurchase of common stock	(398,316)	(468,934)
Cash dividends paid	(1,860,431)	(1,872,882)
Net cash used in financing activities	(14,540,450)	(12,848,168)
Net (decrease) increase in cash and cash equivalents	(26,891,638)	18,256,293
Beginning	66,253,047	47,996,754
End	39,361,409	66,253,047
Supplemental Schedule of Noncash Investing Activities
Assets acquired in settlement of loans	5,006,432	4,009,663
Loans made to finance sales of foreclosed assets	415,000	385,000
Repayment of ESOP note	612,762
Supplemental Disclosures of Cash Flow Information
Interest	6,576,633	9,585,258
Income taxes, net of refunds	$ 1,091,728	$ 1,170,000